Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Schedule of inventories, net of provision for excess and obsolete inventories

	December 31,
	2025	2024

	(in US$’000)
Raw materials	22,451	24,349
Finished goods	18,678	26,051
	41,129	50,400